Fixed Assets	12 Months Ended
Aug. 31, 2019
Fixed Assets
Note 6: Fixed Assets

Note 6: Fixed Assets

Fixed assets consisted of the following at August 31, 2019 and 2018:

	August 31,	August 31,
	2019	2018
Equipment	$282,000	$154,000
Furniture & fixtures	412,000	329,000
Software	3,737,000	2,797,000
Leasehold improvements	41,000	41,000
	4,472,000	3,321,000
Accumulated depreciation & amortization	(1,152,000)	(331,000)
Fixed assets, net	$3,320,000	$2,990,000

Depreciation and amortization expense for the years ended August 31, 2019 and 2018, was $839,000 and $274,000, respectively.

Software consists primarily of customized software purchased from third party providers and which is incorporated into the Company’s HRIS platform and related mobile application.

Information related to capitalized software costs is as follows:

	August 31,	August 31,
	2019	2018
Software costs capitalized	$3,737,000	$2,797,000
Software costs amortized	(904,000)	(190,000)
Software costs, Net	$2,833,000	$2,607,000

The Company has evaluated certain development costs of its software solution in accordance with ASC Topic 350‑40, Internal Use Software, which outlines the stages of computer software development and specifies when capitalization of costs is required. Projects that are determined to be in the development stage are capitalized and amortized over their useful lives of five years. Projects that are determined to be within the preliminary stage are expensed as incurred. For the years ended August 31, 2019 and 2018 no internally developed software was capitalized. A substantial portion of the capitalized software is attributable to a third party with whom the Company is in litigation. The Company evaluated the asset value as of August 31, 2019 and determined that no asset impairment is required for this customized third party software.

Amortization expense included in the depreciation and amortization expense disclosed above for the years ended August 31, 2019 and 2018, was $714,000 and $190,000, respectively. The weighted average remaining life of amortizable software assets was 3.56 years as August 31, 2019. Amortization expense for capitalized software is expected to approximate the following for each of the next five fiscal years and thereafter:

Amount
2020	$814,000
2021	814,000
2022	744,000
2023	458,000
2024	$3,000